Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenues by country based
	Year ended December 31,
	2022	2021	2020
1. Revenues:

North America *)	$197,519	$188,980	$187,258
Europe **)	232,840	237,054	172,660
Rest of the world	44,377	35,001	22,985

	$474,736	$461,035	$382,903

*)	Revenues from North America that are shown in the above table consist of revenues primarily from the United States (in amounts of $195,916, $186,909 and $186,687 during the years ended December 31, 2022, 2021 and 2020, respectively). Revenues from United States are higher by more than 20% than any other country (including Europe and rest of the world countries).

**)	Revenues from Europe include revenues from United Kingdom, or UK, European Union countries (including Nordic region) and Israel. Revenues from the UK amounted to $64,380, $63,738 and $42,078 during the years ended December 31, 2022, 2021 and 2020, respectively.

Schedule of property and equipment
	December 31,
	2022	2021
2. Long- lived assets, including property and equipment, net and operation right-of-use assets:

Israel	$16,184	$22,263
North America	8,794	4,737
APAC	17,229	20,104
Europe	3,502	11,019

	$45,709	$58,123